SHARE-BASED COMPENSATION (Details Narrative) - USD ($)		12 Months Ended
	Sep. 25, 2024	Sep. 25, 2025	Mar. 31, 2025
Share-Based Payment Arrangement [Abstract]
Shares issued for professional services, shares	1,300,000	1,300,000
Shares issued for professional services	$ 85,800		$ 85,800
Share price	$ 0.066		$ 0.066